Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
AllianzIM U.S. Equity Buffer10 May ETF
Prospectus [Line Items]
Annual Return [Percent]	11.01%	18.68%
AllianzIM U.S. Equity Buffer20 May ETF
Prospectus [Line Items]
Annual Return [Percent]	9.62%	12.65%
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Prospectus [Line Items]
Annual Return [Percent]	7.03%
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Prospectus [Line Items]
Annual Return [Percent]	10.56%